Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	December 31, 2024	December 31, 2023
BNP Paribas/Credit Agricole $130 mil. Facility	$86,200	$100,000
Alpha Bank $55.25 mil. Facility	40,250	47,750
Syndicated $450.0 mil. Facility	355,330	—
Citibank $382.5 mil. Revolving Credit Facility	—	—
Senior unsecured notes	262,766	262,766
Total long-term debt	$744,546	$410,516
Less: Deferred finance costs, net	(9,763)	(6,342)
Less: Current portion	(35,220)	(21,300)
Total long-term debt net of current portion and deferred finance cost	$699,563	$382,874

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to December 31, 2024 are as follows (in thousands):

Principal
Payments due by year ending	repayments
December 31, 2025	35,220
December 31, 2026	35,220
December 31, 2027	116,370
December 31, 2028	282,886
December 31, 2029	274,850
Total long-term debt	$744,546